Income Tax - Schedule of the Company's provision (benefit) for income taxes differs from the federal statutory (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory Rate	21.00%	21.00%	21.00%	21.00%
State Tax			10.00%	5.89%
Permanent Differences			(0.23%)	(0.28%)
Changes in VA			(38.82%)	(29.69%)
PPP Loan Forgiveness			3.57%
Foreign Rate Differential			3.14%	(4.20%)
GILTI			(5.97%)
Prior Period and Other Adjustments			0.08%	9.81%
Unrealized Loss				6.11%
Total			(7.23%)	8.64%